Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share	The following table sets forth the computation of basic and diluted earnings (loss) per share for the six months ended June 30, 2024 and 2023:
	For the Six Months Ended June 30,
	2024	2023
Net income (loss)	$19,550,448	$(1,922,260)
Weighted average number of ordinary share outstanding – basic and diluted	41,000,000	41,000,000
Earnings (loss) per share – basic and diluted	$0.48	$(0.05)